Stock Compensation Plans	12 Months Ended
Dec. 31, 2010
STOCK COMPENSATION PLANS [Abstract]
17. STOCK COMPENSATION PLANS

17.	STOCK COMPENSATION PLANS

Plan Descriptions
At December 31, 2010, Northrop Grumman had stock-based compensation awards outstanding under the following plans: the 2001 Long-Term Incentive Stock Plan (2001 LTISP) applicable to employees, and the 1993 Stock Plan for Non-Employee Directors (1993 SPND) and 1995 Stock Plan for Non-Employee Directors (1995 SPND) as amended. All of these plans were approved by the company’s shareholders. The company has historically issued new shares to satisfy award grants.

Employee Plans – The 2001 LTISP permits grants to key employees of three general types of stock incentive awards: stock options, stock appreciation rights (SARs), and stock awards. Each stock option grant is made with an exercise price either at the closing price of the stock on the date of grant (market options) or at a premium over the closing price of the stock on the date of grant (premium options). Outstanding stock options granted prior to 2008 generally vest in 25 percent increments over four years from the grant date, and grants outstanding expire ten years after the grant date. Stock options granted 2008 and later vest in 33 percent increments over three years from the grant date and grants outstanding expire seven years after the grant date. No SARs have been granted under the LTISP. Stock awards, in the form of restricted performance stock rights and restricted stock rights, are granted to key employees without payment to the company.

Recipients of restricted performance stock rights earn shares of stock, based on financial metrics determined by the board of directors in accordance with the plan. For grants prior to 2007, if the objectives have not been met at the end of the applicable performance period, up to 100 percent of the original grant for the eight highest compensated employees and up to 70 percent of the original grant for all other recipients will be forfeited. If the financial metrics are met or exceeded during the performance period, all recipients can earn up to 150 percent of the original grant. Beginning in 2007, all members of the Corporate Policy Council (consisting of the CEO and certain other leadership positions) could forfeit up to 100 percent of the original grant, and all recipients could earn up to 200 percent of the original grant. Restricted stock rights issued under either plan generally vest after three years. Termination of employment can result in forfeiture of some or all of the benefits extended. Of the 50 million shares approved for issuance under the 2001 LTISP, approximately 9.4 million shares were available for future grants as of December 31, 2010.

Non-Employee Plans – Under the 1993 SPND, at least half of the retainer fee earned by each director must be deferred into a stock unit account (Automatic Stock Units). Effective January 1, 2010, the amended SPND provides that the Automatic Stock Units be awarded at the conclusion of board service or as specified by the director. If a director has less than 5 years of service, the stock units are awarded at the conclusion of board service. In addition, directors may defer payment of all or part of the remaining retainer fee and other annual committee fees, which are placed in a stock unit account (Elective Stock Units). The Elective Stock Units are awarded at the conclusion of board service or as specified by the director, regardless of years of service. Directors are credited with dividend equivalents in connection with the stock units until the shares are awarded. The 1995 SPND provided for annual stock option grants, and effective June 1, 2005, no new grants have been issued from this plan. The 1995 SPND was amended in May 2007 to permit payment of the stock unit portion of the retainer fee described above. Each grant of stock options under the 1995 SPND was made at the closing market price on the date of the grant, was immediately exercisable, and expires ten years after the grant date. At December 31, 2010, approximately 93 thousand shares were available for future grants under the 1995 SPND.

Compensation Expense
Total stock-based compensation for the years ended December 31, 2010, 2009, and 2008, was $134 million, $101 million, and $111 million, respectively, of which $27 million, $20 million, and $15 million related to stock options and $107 million, $81 million, and $96 million, related to stock awards, respectively. Tax benefits recognized in the consolidated statements of operations for stock-based compensation during the years ended December 31, 2010, 2009, and 2008, were $53 million, $40 million, and $44 million, respectively. In addition, the company realized tax benefits of $17 million from the exercise of stock options and $34 million from the issuance of stock awards in 2010. As a result of the spin-off of HII described in Note 1, of the total stock-based compensation for the years ended December 31, 2010, 2009, and 2008, amounts recorded in discontinued operations are $16 million, $11 million, and $13 million, respectively.

At December 31, 2010, there was $172 million of unrecognized compensation expense related to unvested awards granted under the company’s stock-based compensation plans, of which $19 million relates to stock options and $153 million relates to stock awards. These amounts are expected to be charged to expense over a weighted-average period of 1.4 years.

Stock Options
The fair value of each of the company’s stock option awards is estimated on the date of grant using a Black-Scholes option-pricing model that uses the assumptions noted in the table below. The fair value of the company’s stock option awards is expensed on a straight-line basis over the vesting period of the options, which is generally three to four years. Expected volatility is based on an average of (1) historical volatility of the company’s stock and (2) implied volatility from traded options on the company’s stock. The risk-free rate for periods within the contractual life of the stock option award is based on the yield curve of a zero-coupon U.S. Treasury bond on the date the award is granted with a maturity equal to the expected term of the award. The company uses historical data to estimate future forfeitures. The expected term of awards granted is derived from historical experience under the company’s stock-based compensation plans and represents the period of time that awards granted are expected to be outstanding.

The significant weighted-average assumptions relating to the valuation of the company’s stock options for the years ended December 31, 2010, 2009, and 2008, was as follows:

	2010	2009	2008
Dividend yield	2.9%	3.6%	1.8%
Volatility rate	25%	25%	20%
Risk-free interest rate	2.2%	1.7%	2.8%
Expected option life (years)	6	5-6	6

The company generally granted stock options exclusively to executives, and the expected term of six years is based on these employees’ exercise behavior. In 2009, the company granted options to non-executives and assigned an expected term of five years for valuing these options. The company believes that this stratification of expected terms best represents future expected exercise behavior between the two employee groups.

The weighted-average grant date fair value of stock options granted during the years ended December 31, 2010, 2009, and 2008, was $11, $7, and $15, per share, respectively.

Stock option activity for the year ended December 31, 2010, was as follows:

	Shares	Weighted-	Weighted-Average	Aggregate
	Under Option	Average	Remaining	Intrinsic Value
	(in thousands)	Exercise Price	Contractual Term	($ in millions)
Outstanding at January 1, 2010	14,442	$53	3.8 years	$88
Granted	2,092	60
Exercised	(2,913)	48
Cancelled and forfeited	(400)	54

Outstanding at December 31, 2010	13,221	$55	3.8 years	$149

Vested and expected to vest in the future at December 31, 2010	13,084	$55	3.7 years	$147

Exercisable at December 31, 2010	9,813	$55	3.1 years	$115

Available for grant at December 31, 2010	7,257

The total intrinsic value of options exercised during the years ended December 31, 2010, 2009, and 2008, was $42 million, $11 million, and $66 million, respectively. Intrinsic value is measured using the fair market value at the date of exercise (for options exercised) or at December 31, 2010 (for outstanding options), less the applicable exercise price.

Stock Awards
The fair value of stock awards is determined based on the closing market price of the company’s common stock on the grant date. Compensation expense for stock awards is measured at the grant date based on fair value and recognized over the vesting period, generally three years. For purposes of measuring compensation expense, the number of shares ultimately expected to vest is estimated at each reporting date based on management’s expectations regarding the relevant performance criteria.

Stock award activity for the years ended December 31, 2010, 2009, and 2008, is presented in the table below. Vested awards include stock awards fully vested during the year and net adjustments to reflect the final performance measure for issued shares.

	Stock	Weighted-Average	Weighted-Average
	Awards	Grant Date	Remaining
	(in thousands)	Fair Value	Contractual Term
Outstanding at January 1, 2008	5,144	$67	1.3 years
Granted	1,505	80
Vested	(2,950)	64
Forfeited	(423)	65

Outstanding at December 31, 2008	3,276	$75	1.4 years
Granted	2,356	45
Vested	(1,645)	71
Forfeited	(329)	66

Outstanding at December 31, 2009	3,658	$58	1.6 years
Granted	2,317	60
Vested	(1,319)	79
Forfeited	(356)	56

Outstanding at December 31, 2010	4,300	$53	1.5 years

Available for grant at December 31, 2010	2,110

The company issued 1.3 million, 2.5 million, and 2.9 million shares to employees in settlement of prior year stock awards that were fully vested, which had total fair values at issuance of $76 million, $111 million, and $233 million and grant date fair values of $91 million, $161 million, and $155 million during the years ended December 31, 2010, 2009, and 2008, respectively. The differences between the fair values at issuance and the grant date fair values reflect the effects of the performance adjustments and changes in the fair market value of the company’s common stock.

In 2011, the company expects to issue to employees 1.3 million shares of common stock that vested as of December 31, 2010, with a grant date fair value of $101 million.